Note 1 - Summary of Significant Accounting Policies, Accounts Receivable from Significant Customers (Q2) (Details) (Stryker [Member], Medical [Member], Accounts Receivable [Member], Customer Concentration Risk [Member])
	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Stryker [Member] | Medical [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of total accounts receivable, net	11.00%	27.00%	27.00%	41.00%